Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Segment Information
Number of industry segments	1
Number of geographic areas in which the entity operates	1
Accounts Receivable
Payment period of oil and gas sales, Minimum	30 days
Payment period of oil and gas sales, Maximum	60 days
Period within which joint interest owner obligations becomes due	30 days
Interest charged on past-due balances	0
Accounts receivable - Oil and gas sales | Credit risk
Concentration of Risk
Concentration risk (as a percent)	79.00%	92.00%
Number of customers	8	8
Accounts receivable - Joint interest owners | Credit risk
Concentration of Risk
Concentration risk (as a percent)	77.00%	72.00%
Number of customers	5	5